Common Shares - Schedule of Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Equity [Abstract]
Cash dividends declared (in USD per share)	$ 0.02	$ 0.10	$ 0.05
Distribution to shareholders	$ 4.7	$ 23.9	$ 11.9